Non-controlling interests and redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Schedule of Net Loss Attributable to Non-controlling Interests
Net effect attributable to non-controlling interests for the years ended December 31 consists of the following:

	2024	2023
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$79,261	$44,024
Non-controlling interests - redeemable tax equity partnership units	1,324	1,324
Other net earnings attributable to:
Non-controlling interests	(5,665)	(8,809)
	$74,920	$36,539
Redeemable non-controlling interest, held by related party	—	(25,922)
Net effect of non-controlling interests	$74,920	$10,617

	Non-controlling interests - tax equity partnership units		Other non-controlling interests		Non-controlling interests held by related parties (a)
	2024	2023	2024	2023	2024	2023
Opening balance	$481,387	$525,680	$70,135	$65,104	$38,873	$38,873
Net earnings (loss) attributable to NCI	(79,261)	(44,024)	5,665	8,809	—	—
Contributions received, net	1,953	—	—	385	—	—
Dividends and distributions declared	(5,047)	(269)	(3,091)	(5,058)	—	—
Repurchase of non-controlling interest	—	—	—	—	(39,376)	—
OCI	—	—	4,624	895	503	—
Closing balance	$399,032	$481,387	$77,333	$70,135	$—	$38,873
(a)     Non-controlling interest held by related parties
In November 2021, Liberty Development JV Inc. invested $39,376 in Algonquin (AY Holdco) B.V., a consolidated subsidiary of the Company and the investment was presented as a non-controlling interest held by related parties. In 2024, the non-controlling interest held by related parties was redeemed in full.
Changes in redeemable non-controlling interests are as follows:

	Redeemable non-controlling interests held by related party		Redeemable non-controlling interests
	2024	2023	2024	2023
Opening balance	$308,350	$307,856	$5,013	$6,520
Net earnings (loss) attributable to NCI	—	25,922	(1,324)	(1,324)
Repurchase of non-controlling interest (notes 3, note 9(b))	(308,350)	—	(3,510)	—
Dividends and distributions declared	—	(25,428)	(179)	(183)
Closing balance	$—	$308,350	$—	$5,013